Significant Accounting Policies, Disaggregation by Revenue Source (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Disaggregation by Revenue Source [Abstract]
Vessel revenue	$ 66,871	$ 52,518
Commissions	(2,342)	(1,973)
Voyage expenses	(27,188)	(26,084)
Spot Charter [Member]
Disaggregation by Revenue Source [Abstract]
Vessel revenue	57,769	47,549
Commissions	(2,176)	(1,832)
Voyage expenses	(26,991)	(25,800)
Time Charter [Member]
Disaggregation by Revenue Source [Abstract]
Vessel revenue	9,102	4,969
Commissions	(166)	(141)
Voyage expenses	$ (197)	$ (284)